UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC File Number

CUSIP Number

(Check One):

☒ Form 10-K     ☐  Form 20-F     ☐  Form 11-K     ☐  Form 10-Q     ☐  Form 10-D     ☐  Form N-SAR     ☐  Form N-CSR

For Period Ended:  December 31, 2006

[  ]  Transition Report on Form 10-K

[  ]  Transition Report on Form 20-F

[  ]  Transition Report on Form 11-K

[  ]  Transition Report on Form 10-Q

[  ]  Transition Report on Form N-SAR

For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Items(s) to which the notification relates:     N/A

PART I

REGISTRANT INFORMATION

Full Name of Registrant:     International Isotopes Inc.

Former Name if Applicable:     N/A

Address of principal executive office (Street and number):     4137 Commerce Circle

City, state and zip code:     Idaho Falls, Idaho 83401

PART II

RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate)

☒

(a)

The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☒

(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR, or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

☐

(c)

The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III

NARRATIVE

State below in reasonable detail the reasons why the Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR or the transition report or portion thereof, could not be filed within the prescribed time period.  (Attach Extra Sheets if Needed)

Due to the limited resources and personnel available at the Company, the Company experienced various delays and could not timely amend its annual report on Form 10-KSB for the period ended December 31, 2006 on or prior to the prescribed April 30, 2007 due date without unreasonable effort and expense.  Amendment No. 1 to the Company's 10-KSB was filed on April 30, 2007, but after the SEC’s 5:30 Eastern time cut-off.

PART IV

OTHER INFORMATION

(1)

Name and telephone number of person to contact in regard to this notification

Steve Laflin	(208) 524-5300
(Name)	(Area Code) (Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If answer is no, identify report(s).

☒ Yes   ☐No

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☐ Yes  ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

              International Isotopes Inc.

 (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:    May 1, 2007

By:  /s/ Steve T. Laflin

President, Chief Executive Officer and

Chief Financial Officer

ATTENTION Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).